Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 33.2%
Aerospace & Defense - 1.1%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$149,765
3.45%, 11/1/28	100,000	97,786
5.15%, 5/1/30	66,000	67,781
6.53%, 5/1/34	63,000	69,733
6.86%, 5/1/54	94,000	107,051
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	47,212
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	46,237
RTX Corp., 4.05%, 5/4/47	50,000	40,681
		626,246
Agriculture - 0.4%
BAT Capital Corp.
2.26%, 3/25/28	75,000	71,667
6.00%, 2/20/34	157,000	167,707
		239,374
Auto Manufacturers - 0.5%
General Motors Financial Co., Inc.
1.50%, 6/10/26	125,000	122,647
2.35%, 1/8/31	125,000	110,779
Hyundai Capital America, 5.40%, 6/24/31(a)	50,000	51,522
		284,948
Banks - 9.5%
Banco Santander SA, 5.57%, 1/17/30	200,000	208,791
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27(b)	210,000	210,392
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(b)	108,000	106,368
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29(b)	125,000	125,442
2.59%, (SOFR + 2.15%), 4/29/31(b)	75,000	69,517
1.90%, (SOFR + 1.53%), 7/23/31(b)	100,000	89,343
2.65%, (SOFR + 1.22%), 3/11/32(b)	100,000	91,156
2.97%, (SOFR + 1.33%), 2/4/33(b)	50,000	45,525
4.57%, (SOFR + 1.83%), 4/27/33(b)	50,000	50,007
5.51%, (SOFR + 1.31%), 1/24/36(b)	25,000	26,130
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(b)	75,000	65,128
Barclays PLC, 5.79%, (SOFR + 1.59%), 2/25/36(b)	200,000	208,693
BNP Paribas SA, 1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	222,952
Canadian Imperial Bank of Commerce, 5.25%, (SOFR + 1.11%), 1/13/31(b)	100,000	103,281
Citigroup, Inc.
4.60%, 3/9/26	75,000	75,118
3.40%, 5/1/26	200,000	199,227
4.45%, 9/29/27	125,000	125,538

	Shares/ Principal	Fair Value

Banks (continued)
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(b)	$50,000	$49,563
2.98%, (SOFR + 1.42%), 11/5/30(b)	100,000	94,681
3.06%, (SOFR + 1.35%), 1/25/33(b)	50,000	45,565
6.02%, (SOFR + 1.83%), 1/24/36(b)	60,000	62,860
First Horizon Corp., 5.51%, (SOFR + 1.77%), 3/7/31(b)	55,000	56,622
ING Groep NV, 4.63%, 1/6/26(a)	225,000	225,153
JPMorgan Chase & Co.
3.30%, 4/1/26	225,000	224,169
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27(b)	175,000	174,797
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29(b)	125,000	123,368
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31(b)	25,000	23,455
2.96%, (SOFR + 1.26%), 1/25/33(b)	50,000	45,747
5.57%, (SOFR + 1.68%), 4/22/36(b)	145,000	152,875
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(b)	90,000	90,225
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	74,357
Morgan Stanley
3.63%, 1/20/27	50,000	49,830
5.05%, (SOFR + 1.30%), 1/28/27(b)	263,000	263,570
3.95%, 4/23/27	30,000	29,944
5.16%, (SOFR + 1.59%), 4/20/29(b)	155,000	158,683
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30(b)	50,000	50,249
2.70%, (SOFR + 1.14%), 1/22/31(b)	75,000	70,080
1.79%, (SOFR + 1.03%), 2/13/32(b)	125,000	109,056
5.47%, (SOFR + 1.73%), 1/18/35(b)	30,000	31,236
5.66%, (SOFR + 1.76%), 4/17/36(b)	50,000	52,750
Toronto-Dominion Bank (The), 4.46%, 6/8/32	25,000	24,982
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27(b)	25,000	25,292
UBS Group AG, 4.55%, 4/17/26	255,000	255,685
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29(b)	70,000	72,864
4.97%, (SOFR + 2.11%), 7/22/33(b)	140,000	140,573
5.85%, (SOFR + 2.09%), 10/21/33(b)	50,000	53,333
Wells Fargo & Co.
3.00%, 10/23/26	325,000	321,749
4.30%, 7/22/27	100,000	100,367
4.15%, 1/24/29	25,000	24,992
4.90%, (SOFR + 2.10%), 7/25/33(b)	11,000	11,176

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Banks (continued)
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(b)	$75,000	$73,467
		5,385,923
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	32,271
5.45%, 1/23/39	35,000	36,169
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	41,812
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	98,677
3.15%, 8/1/29	125,000	120,194
2.25%, 8/1/31	50,000	44,040
Keurig Dr Pepper, Inc., 3.80%, 5/1/50	19,000	13,762
Pernod Ricard International Finance LLC, 1.63%, 4/1/31(a)	180,000	155,045
		541,970
Biotechnology - 0.7%
Amgen, Inc.
5.25%, 3/2/30	130,000	134,794
5.25%, 3/2/33	108,000	111,902
Royalty Pharma PLC
2.20%, 9/2/30	70,000	62,862
5.40%, 9/2/34	79,000	80,685
		390,243
Building Materials - 0.3%
Carrier Global Corp.
2.70%, 2/15/31	75,000	68,865
5.90%, 3/15/34	101,000	108,384
		177,249
Chemicals - 0.0%†
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(a)	27,000	25,691

Commercial Services - 0.6%
DP World Crescent Ltd., 5.50%, 5/8/35(a)	200,000	208,067
Quanta Services, Inc., 5.25%, 8/9/34	68,000	69,737
S&P Global, Inc., 2.95%, 1/22/27	50,000	49,313
		327,117
Computers - 0.2%
Dell International LLC / EMC Corp., 5.30%, 10/1/29	25,000	25,824
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	57,000	56,559
		82,383
Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	225,000	221,081

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
5.38%, 12/15/31	$150,000	$155,176
Air Lease Corp.
2.88%, 1/15/26	75,000	74,669
3.75%, 6/1/26	175,000	174,081
Ally Financial, Inc., 2.20%, 11/2/28	100,000	93,452
Aviation Capital Group LLC, 1.95%, 1/30/26(a)	75,000	74,335
Avolon Holdings Funding Ltd.
6.38%, 5/4/28(a)	40,000	41,734
5.15%, 1/15/30(a)	26,000	26,378
Capital One Financial Corp., 6.18%, (SOFR + 2.04%), 1/30/36(b)	120,000	124,507
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	127,630
Nasdaq, Inc., 3.25%, 4/28/50	25,000	17,403
		1,130,446
Electric - 1.3%
Ameren Corp., 3.50%, 1/15/31	25,000	23,868
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	45,768
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	48,036
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	20,022
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	100,000	89,899
Entergy Corp., 2.95%, 9/1/26	175,000	173,142
Exelon Corp., 4.05%, 4/15/30	50,000	49,469
FirstEnergy Corp., 2.25%, 9/1/30	50,000	44,946
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	75,635
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,036
2.50%, 2/1/31	50,000	44,559
3.30%, 8/1/40	25,000	18,943
Southern California Edison Co., 4.20%, 3/1/29	100,000	98,830
		757,153
Electronics - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	46,963

Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	195,082

Environmental Control - 0.1%
Republic Services, Inc., 4.88%, 4/1/29	50,000	51,261

Food - 1.4%
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	87,205
6.20%, 11/15/33	82,000	89,144

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Food (continued)
Mars, Inc.
4.80%, 3/1/30(a)	$150,000	$152,870
5.00%, 3/1/32(a)	125,000	127,919
5.20%, 3/1/35(a)	200,000	204,432
Sysco Corp., 4.45%, 3/15/48	25,000	21,292
The Campbell's Co., 5.40%, 3/21/34	117,000	119,862
		802,724
Gas - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	24,213
Healthcare-Products - 0.3%
Solventum Corp.
5.40%, 3/1/29	47,000	48,511
5.60%, 3/23/34	60,000	62,524
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	68,361
		179,396
Healthcare-Services - 2.3%
Adventist Health System/West
2.95%, 3/1/29	25,000	23,598
4.74%, 12/1/30	155,000	155,096
5.76%, 12/1/34	35,000	35,988
Banner Health, 2.34%, 1/1/30	145,000	134,505
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	44,329
Cigna Group (The)
5.13%, 5/15/31	85,000	87,972
4.80%, 8/15/38	75,000	71,581
CommonSpirit Health
3.91%, 10/1/50	110,000	82,468
6.46%, 11/1/52	105,000	114,395
HCA, Inc., 5.45%, 4/1/31	125,000	129,987
Humana, Inc., 5.95%, 3/15/34	20,000	21,036
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	34,734
Rush Obligated Group, 3.92%, 11/15/29	60,000	59,152
Sutter Health
2.29%, 8/15/30	25,000	22,875
4.09%, 8/15/48	225,000	183,976
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	51,380
5.05%, 4/15/53	50,000	45,812
		1,298,884
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,432
Insurance - 0.5%
Chubb Corp. (The), 6.80%, 11/15/31	49,000	55,049
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	74,151
2.13%, 6/15/30	100,000	90,568

	Shares/ Principal	Fair Value

Insurance (continued)
Willis North America, Inc., 2.95%, 9/15/29	$50,000	$47,480
		267,248
Internet - 0.3%
Expedia Group, Inc.
3.25%, 2/15/30	28,000	26,758
2.95%, 3/15/31	14,000	12,979
Netflix, Inc., 5.88%, 11/15/28	95,000	100,194
Uber Technologies, Inc., 4.50%, 8/15/29(a)	50,000	49,873
		189,804
Investment Companies - 0.1%
Blackstone Private Credit Fund, 6.00%, 1/29/32	25,000	25,806
Blackstone Secured Lending Fund, 5.88%, 11/15/27	25,000	25,622
		51,428
Lodging - 1.0%
Choice Hotels International, Inc.
3.70%, 1/15/31	94,000	88,020
5.85%, 8/1/34	45,000	46,023
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	150,465
Marriott International, Inc.
4.90%, 4/15/29	50,000	51,047
4.88%, 5/15/29	39,000	39,762
2.85%, 4/15/31	175,000	161,086
		536,403
Machinery-Diversified - 0.1%
IDEX Corp., 2.63%, 6/15/31	25,000	22,641
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	47,810
		70,451
Media - 0.2%
Comcast Corp.
5.30%, 6/1/34	98,000	101,696
3.75%, 4/1/40	25,000	21,021
		122,717
Oil & Gas - 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	49,883
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,759
Phillips 66, 3.90%, 3/15/28	150,000	149,201
		223,843
Pharmaceuticals - 0.3%
CVS Health Corp., 4.78%, 3/25/38	160,000	149,986
Pipelines - 1.2%
Energy Transfer LP
5.25%, 4/15/29	100,000	102,903
5.30%, 4/15/47	25,000	22,557

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	$173,276	$147,128
MPLX LP
4.80%, 2/15/29	50,000	50,704
2.65%, 8/15/30	125,000	114,800
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	100,000	100,617
Targa Resources Corp., 4.20%, 2/1/33	40,000	38,004
Williams Cos., Inc. (The), 5.65%, 3/15/33	75,000	78,766
		655,479
REITS - 1.8%
Agree LP, 4.80%, 10/1/32	35,000	35,241
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,870
2.38%, 7/15/31	30,000	26,603
Camden Property Trust, 2.80%, 5/15/30	75,000	70,360
Crown Castle, Inc., 3.65%, 9/1/27	75,000	74,234
CubeSmart LP, 2.50%, 2/15/32	15,000	13,237
Essex Portfolio LP, 3.00%, 1/15/30	75,000	71,063
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	37,357
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	47,217
Kilroy Realty LP, 4.75%, 12/15/28	79,000	79,475
Prologis LP, 4.63%, 1/15/33	75,000	75,429
Realty Income Corp.
4.88%, 6/1/26	75,000	75,242
3.40%, 1/15/30	100,000	96,834
Regency Centers LP, 2.95%, 9/15/29	125,000	119,381
UDR, Inc., 2.10%, 8/1/32	25,000	21,318
WP Carey, Inc.
3.85%, 7/15/29	75,000	73,832
2.40%, 2/1/31	25,000	22,422
		990,115
Retail - 0.6%
7-Eleven, Inc., 1.30%, 2/10/28(a)	100,000	93,516
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(a)	50,000	49,538
AutoNation, Inc., 1.95%, 8/1/28	25,000	23,453
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	70,113
Starbucks Corp., 4.00%, 11/15/28	75,000	74,885
		311,505
Semiconductors - 0.9%
Broadcom, Inc.
3.42%, 4/15/33(a)	150,000	138,822
3.47%, 4/15/34(a)	40,000	36,488
Intel Corp.
5.20%, 2/10/33	100,000	102,277

	Shares/ Principal	Fair Value

Semiconductors (continued)
5.15%, 2/21/34	$28,000	$28,390
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	47,954
2.50%, 5/11/31	125,000	112,258
2.65%, 2/15/32	75,000	66,722
		532,911
Software - 1.9%
Constellation Software, Inc., 5.46%, 2/16/34(a)	41,000	41,878
Fiserv, Inc., 4.20%, 10/1/28	100,000	99,976
Oracle Corp.
4.50%, 5/6/28	75,000	75,552
2.95%, 4/1/30	25,000	23,560
4.65%, 5/6/30	100,000	101,424
2.88%, 3/25/31	225,000	206,635
5.25%, 2/3/32	90,000	92,810
4.80%, 9/26/32	90,000	90,073
4.90%, 2/6/33	91,000	91,763
5.20%, 9/26/35	105,000	105,550
3.60%, 4/1/40	25,000	20,075
Synopsys, Inc., 5.00%, 4/1/32	55,000	56,209
VMware LLC
1.80%, 8/15/28	25,000	23,460
2.20%, 8/15/31	75,000	66,172
		1,095,137
Telecommunications - 1.3%
AT&T, Inc.
4.90%, 8/15/37	50,000	48,754
4.85%, 3/1/39	85,000	81,552
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	211,965
T-Mobile USA, Inc.
3.75%, 4/15/27	111,000	110,370
5.20%, 1/15/33	150,000	154,772
Verizon Communications, Inc.
4.02%, 12/3/29	25,000	24,831
2.55%, 3/21/31	100,000	90,943
		723,187
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	74,203
FedEx Corp., 3.40%, 2/15/28(a)	25,000	24,478
Union Pacific Corp., 2.80%, 2/14/32	100,000	91,674
		190,355
Trucking & Leasing - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29(a)	48,000	49,366
Total Corporate Bonds and Notes
(Cost - $19,033,884)		18,772,633

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Agency Mortgage Backed Securities - 27.9%
Federal Home Loan Mortgage Corporation - 5.7%
Freddie Mac Pool
4.00%, 3/1/50	$346,501	$333,038
3.00%, 12/1/50	524,247	471,567
2.50%, 9/1/51	705,005	604,272
2.00%, 1/1/52	1,664,282	1,349,516
4.50%, 6/1/52	458,268	449,432
		3,207,825
Federal National Mortgage Association - 12.8%
Fannie Mae or Freddie Mac, 5.50%, 10/1/53(c)	2,000,000	2,017,188
Fannie Mae Pool
4.50%, 6/1/31	143,734	147,216
4.50%, 7/1/48	265,552	261,944
5.00%, 11/1/48	181,825	184,381
2.00%, 11/1/50	847,940	686,130
2.50%, 11/1/50	835,876	717,980
2.50%, 3/1/51	65,029	55,962
2.50%, 9/1/51	80,568	69,341
2.50%, 10/1/51	318,693	274,284
2.50%, 11/1/51	186,831	160,785
2.50%, 11/1/51	146,820	126,337
2.50%, 2/1/52	191,895	161,799
5.00%, 11/1/52	816,799	816,519
5.50%, 11/1/52	788,758	807,191
6.00%, 12/1/52	721,209	746,346
		7,233,403
Government National Mortgage Association - 9.4%
Ginnie Mae II Pool
4.50%, 2/20/48	93,484	93,013
4.50%, 5/20/48	95,602	94,737
4.50%, 8/20/48	120,190	119,103
5.00%, 8/20/48	24,247	24,494
4.50%, 9/20/48	423,225	419,392
5.00%, 10/20/48	144,212	145,966
5.00%, 11/20/48	86,704	87,759
5.00%, 12/20/48	45,800	46,357
5.00%, 1/20/49	136,916	138,226
4.00%, 2/20/49	124,070	118,353
4.50%, 3/20/49	4,036	3,999
5.00%, 3/20/49	64,819	64,741
4.00%, 5/20/49	111,498	106,187
4.50%, 10/20/49	96,885	96,009
3.00%, 3/20/50	345,262	309,562
3.00%, 11/20/51	687,641	615,229
2.00%, 12/20/51	886,026	733,551
3.50%, 6/20/52	871,511	802,533
4.50%, 10/20/52	794,021	776,692

	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
5.50%, 5/20/54	$487,492	$492,058
		5,287,961
Total Agency Mortgage Backed Securities
(Cost - $16,169,017)		15,729,189
Asset Backed and Commercial Backed Securities - 19.0%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (d)	150,000	124,597
Apidos CLO LIII, 5.65%, (3 Month Term SOFR + 1.32%), 7/20/38 (a),(b)	350,000	351,077
ASSURANT CLO LTD., 5.63%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	129,267	129,263
BANK 2025-BNK49, 5.62%, 3/15/58 (d)	150,000	158,505
BANK5 2024-5YR11, 5.89%, 11/15/57	100,000	105,599
BANK5 2024-5YR8, 5.88%, 8/15/57	75,000	78,456
BANK5 2024-5YR9, 6.18%, 8/15/57 (d)	150,000	156,950
Barclays Dryrock Issuance Trust
5.27%, (SOFR + 0.90%), 8/15/28(b)	$100,000	100,026
4.72%, 2/15/29	300,000	301,008
3.97%, 7/15/31	125,000	124,665
BBCMS Mortgage Trust 2024-5C25, 6.36%, 3/15/57 (d)	100,000	104,523
Benchmark 2024-V8 Mortgage Trust, 6.19%, 7/15/57 (d)	75,000	79,206
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	107,756
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	133,202
BMO 2024-5C6 Mortgage Trust, 5.32%, 9/15/57	100,000	102,943
BMO 2024-C9 Mortgage Trust, 5.76%, 7/15/57	125,000	132,946
BX Commercial Mortgage Trust 2024-XL4, 5.47%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	92,804	92,897
BX Commercial Mortgage Trust 2024-XL5, 5.42%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	70,451	70,500
BX Trust 2024-BIO, 5.67%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	149,773
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	200,000	200,051

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Carlyle US CLO 2024-2 Ltd., 6.37%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	$250,000	$250,970
CarVal CLO IX-C Ltd., 6.43%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	250,864
Cathedral Lake VIII Ltd., 7.21%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	150,273
CBAMR 2017-4 Ltd., 5.70%, (3 Month Term SOFR + 1.42%), 3/31/38 (a),(b)	250,000	250,698
Cifc Funding 2023-III Ltd., 5.93%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	300,964
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/25/66 (a),(d)	57,706	48,651
Connecticut Avenue Securities Trust
6.01%, (SOFR + 1.65%), 12/25/41(a),(b)	34,000	34,160
6.16%, (SOFR + 1.80%), 1/25/44(a),(b)	50,000	50,414
6.31%, (SOFR + 1.95%), 3/25/44(a),(b)	50,000	50,408
Csmc 2021-Nqm6 Trust, 1.17%, 7/25/66 (a),(d)	78,979	64,731
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	100,000	89,407
Durst Commercial Mortgage Trust 2025-151, 5.15%, 8/10/42 (a),(d)	150,000	152,738
Exeter Automobile Receivables Trust 2025-1, 4.70%, 9/15/27	69,690	69,730
Fannie Mae Remics, 5.36%, (SOFR + 1.00%), 3/25/55 (b)	142,084	140,138
Fidelity Grand Harbour Clo 2023-1 DAC, 3.89%, 2/15/38 (a)	250,000	293,557
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (a),(e)	150,000	153,530
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28(d)	50,000	51,406
5.03%, (SOFR + 0.68%), 2/25/33(b)	76,575	76,670
4.90%, 10/25/33(d)	150,000	155,503
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.01%, (SOFR + 1.65%), 1/25/34 (a),(b)	8,449	8,497

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Freddie Mac STACR REMIC Trust 2024-DNA2, 5.56%, (SOFR + 1.20%), 5/25/44 (a),(b)	$114,836	$114,911
Freddie Mac STACR REMIC Trust 2024-DNA3, 5.32%, (SOFR + 0.95%), 9/25/45 (a),(b)	190,000	190,063
Ginnie Mae, 2.00%, 8/20/51	353,463	294,423
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	841	842
GoldenTree Loan Management US CLO 19 Ltd., 5.83%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	250,849
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	218,820	220,895
IRV Trust 2025-200P
5.47%, 3/14/47(a),(d)	200,000	204,770
5.62%, 3/14/47(a),(d)	150,000	151,362
J.P. Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (a),(d)	85,053	85,242
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	88,022	72,632
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/25/64 (a),(e)	262,103	264,745
LEX 2024-BBG Mortgage Trust, 5.04%, 10/13/33 (a),(d)	150,000	150,144
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	224,259
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM4, 5.59%, 6/25/70 (a),(e)	193,186	194,713
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	52,156	52,190
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	39,482	39,830
OBX 2025-NQM11 Trust, 5.42%, 5/25/65 (a),(e)	145,672	146,308
OCP CLO 2017-14 Ltd., 5.70%, (3 Month Term SOFR + 1.37%), 7/20/37 (a),(b)	350,000	351,051
OCP CLO 2019-16 Ltd., 5.19%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	205,066	205,186
OCP CLO 2025-45 Ltd., 0.00%, (3 Month Term SOFR + 1.23%), 10/15/38 (a),(b)	325,000	325,142

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Palmer Square Loan Funding 2022-2 Ltd., 5.17%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)	$30,390	$30,397
PRKCM 2021-AFC2 Trust, 2.07%, 11/25/56 (a),(d)	179,233	158,615
Regatta VI Funding Ltd., 5.21%, (3 Month Term SOFR + 1.25%), 10/20/38 (a),(b)	275,000	275,945
ROCK TRUST 2024-CNTR
5.39%, 11/13/41(a)	150,000	153,998
5.93%, 11/13/41(a)	100,000	103,441
Santander Drive Auto Receivables Trust 2025-1, 4.74%, 1/16/29	150,000	150,639
Sound Point Euro Clo 14 funding DAC, 3.89%, 4/20/39 (a)	250,000	293,110
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)	150,000	142,033
Verus Securitization Trust 2022-1, 3.29%, 1/25/67 (a),(d)	103,795	94,614
Warwick Capital CLO 1 Ltd., 5.25%, (3 Month Term SOFR + 1.28%), 10/20/38 (a),(b)	250,000	250,109
Wells Fargo Commercial Mortgage Trust 2024-MGP, 5.72%, (1 Month Term SOFR + 1.69%), 8/15/41 (a),(b)	100,000	99,648
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)	4,914	4,516
Total Asset Backed and Commercial Backed Securities
(Cost - $10,711,518)		10,743,874
U.S. Treasury Securities and Agency Bonds - 15.5%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	271,056
3.50%, 9/1/32	40,000	38,283
2.85%, 3/28/34	370,000	332,723
1.70%, 4/23/35	540,000	424,650
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	83,597
U.S. Treasury Bond
4.75%, 2/15/41	1,560,000	1,600,036
4.63%, 5/15/44	1,440,000	1,428,525
3.13%, 5/15/48	260,000	200,302
3.38%, 11/15/48	250,000	200,635
2.88%, 5/15/49	260,000	189,495
4.75%, 5/15/55	170,000	170,398

	Shares/ Principal		Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
U.S. Treasury Note
4.50%, 4/15/27	$1,090,000		$1,103,582
0.50%, 6/30/27	390,000		369,510
3.75%, 5/31/30	290,000		290,272
3.75%, 6/30/30	370,000		370,260
3.63%, 9/30/30	480,000		477,675
4.13%, 3/31/32	520,000		527,008
3.88%, 9/30/32	490,000		488,469
U.S. Treasury Strip Coupon
0.00%, 11/15/29(f)	68,600		58,748
0.00%, 8/15/30(f)	30,000		24,896
0.00%, 11/15/30(f)	30,000		24,630
0.00%, 11/15/31(f)	30,000		23,561
0.00%, 5/15/32(f)	64,500		49,518
0.00%, 8/15/33(f)	30,000		21,714
Total U.S. Treasury Securities and Agency Bonds
(Cost - $8,867,757)			8,769,543
Sovereign Debts - 1.1%
Chile Government International Bond, 4.95%, 1/5/36	200,000		200,780
Eagle Funding Luxco Sarl, 5.50%, 8/17/30 (a)	250,000		253,797
Peruvian Government International Bond, 3.23%, 7/28/21	20,000		11,164
Republic of Poland Government International Bond, 5.50%, 3/18/54	30,000		28,999
Romanian Government International Bond
3.00%, 2/27/27(a)	30,000		29,285
2.12%, 7/16/31	EUR	30,000	30,116
6.38%, 1/30/34	80,000		80,983
Total Sovereign Debts
(Cost - $645,841)			635,124
Municipal Bonds - 1.0%
Maryland Economic Development Corp.
4.83%, 11/30/30(g)	25,000		25,711
4.97%, 11/30/32(g)	60,000		61,918
Metropolitan Transportation Authority, 5.18%, 11/15/49 (g)	15,000		13,842
New Jersey Turnpike Authority, 7.10%, 1/1/41 (g)	25,000		28,962
State of California, 7.60%, 11/1/40 (g)	175,000		215,222
State of Illinois, 5.10%, 6/1/33 (g)	231,225		235,222
Total Municipal Bonds
(Cost - $605,287)			580,877

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Short-Term Investments - 5.1%
U.S. Treasury Securities - 3.0%
U.S. Treasury Bill, 0.00%, 11/25/25 (Cost - $1,689,611)(f)	1,700,000	$1,689,624

Money Market Funds - 1.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(h) (Cost - $890,900)	890,900	890,900

Commercial Paper - 0.5%
National Bank of Kuwait, 4.48%, 12/2/25 (Cost - $280,005)	280,000	280,125

Total Investments - 102.8%
(Cost - $58,893,820)		$58,091,889
Other Assets Less Liabilities - Net (2.8)%		(1,570,047)
Total Net Assets - 100.0%		$56,521,842

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2025, these securities amounted to $9,899,393 or 17.5% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	Rate shown represents discount rate at the time of purchase.
(g)	Sinking bond security.
(h)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

FORWARD SALES CONTRACTS
At September 30, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Ginnie Mae	4.50%	TBA - 30yr	10/20/2055	$(1,000,000)	$(969,844)
(Proceeds Receivable: $(979,727))					$(969,844)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
ICE 3 Month SONIA Future	Morgan Stanley	6	3/17/2026	$1,941,023	$(2,524)
ICE 3 Month SONIA Future	Morgan Stanley	4	3/16/2027	1,297,718	(1,801)
U.S. 10 Year Note Future	Morgan Stanley	16	12/19/2025	1,800,000	(3,558)
U.S. 2 Year Note Future	Morgan Stanley	37	12/31/2025	7,710,742	(3,558)
U.S. 5 Year Note Future	Morgan Stanley	32	12/31/2025	3,494,250	(11,370)
U.S. Long Bond Future	Morgan Stanley	9	12/19/2025	1,049,344	5,587
U.S. Ultra Bond Future		28	12/19/2025	3,361,750	71,732

					54,508
Short Futures Contracts
Euro BOBL Future	Morgan Stanley	2	12/8/2025	276,853	94
Euro Bund Future	Morgan Stanley	4	12/8/2025	604,279	(3,924)
U.S. 10 Year Ultra Future	Morgan Stanley	24	12/19/2025	2,761,875	(17,399)

					(21,229)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$33,279

Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.25%	03/08/27	540,000	$2,242	$3,502	$(1,260)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.45%	03/24/26	100,000	504	1,580	(1,076)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.25%	04/29/26	130,000	531	866	(335)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2%	09/04/26	260,000	227	795	(568)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$3,504	$6,743	$(3,239)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.347%	03/08/27	50,000	$(1,309)	$(3,445)	$2,136
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.498%	03/24/26	40,000	(488)	(1,521)	1,033
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.586%	04/29/26	30,000	(600)	(869)	269
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.551%	09/04/26	30,000	(788)	(933)	145
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(3,185)	$(6,768)	$3,583

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR-COMPOUND	3.294%	09/15/27	1,900,000	$843	$(5,015)	$5,858
Morgan Stanley	Semi-Annually	2.500%	Canadian Overnight Index	12/17/27	890,000	(993)	(3,166)	2,173
Morgan Stanley	Quarterly	3 Month Australian Bill	3.750%	12/17/27	4,230,000	(13,835)	(25,947)	12,112
Morgan Stanley	Annually	SOFR-COMPOUND	3.500%	12/17/27	2,030,000	(8,083)	(9,621)	1,538
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.000%	12/17/27	72,000,000	234	(589)	823
Morgan Stanley	Annually	Swiss Average Rate Overnight	-0.250%	12/17/27	620,000	2,980	2,731	249
Morgan Stanley	Quarterly	2.000%	3 Month Stockholm Interbank Offered Rate	12/17/27	14,680,000	(2,948)	(352)	(2,596)
Morgan Stanley	Annually	4.000%	Sterling Overnight Index Average	12/17/27	2,440,000	16,562	19,707	(3,145)
Morgan Stanley	Semi-Annually	3.750%	6 Month Norway Ibor	12/17/27	21,750,000	(15,232)	(3,941)	(11,291)
Morgan Stanley	Semi-Annually	2.500%	Canadian Overnight Index	12/17/27	270,000	637	555	82

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Morgan Stanley	Quarterly	4.000%	3 Month Australian Bill	12/17/27	130,000		837	1,212	(375)
Morgan Stanley	Annually	3.750%	SOFR-COMPOUND	12/17/27	130,000		1,139	1,562	(423)
Morgan Stanley	Annually	1.750%	Euro Short-Term Rate	12/17/27	170,000		(735)	(641)	(94)
Morgan Stanley	Annually	3.368%	SOFR-COMPOUND	06/23/28	3,480,000		5,813	1,028	4,785
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	09/11/28	6,180,000		(7,219)	(10,494)	3,275
Morgan Stanley	Annually	2.000%	Euro Short-Term Rate	09/11/28	6,180,000		(11,356)	(8,159)	(3,197)
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	12/18/28	20,000		(2)	34	(36)
Morgan Stanley	Semi-Annually	2.400%	6 Month Euribor	08/13/29	1,080,000		(1,316)	(340)	(976)
Morgan Stanley	Annually	SOFR-COMPOUND	3.253%	02/28/30	960,000		2,583	191	2,392
Morgan Stanley	Annually	SOFR-COMPOUND	3.600%	06/24/30	3,680,000		(12,703)	(1,764)	(10,939)
Morgan Stanley	Annually	2.200%	Euro Short-Term Rate	10/10/30	230,000		309	378	(69)
Morgan Stanley	Annually	3.373%	SOFR-COMPOUND	11/06/30	880,000		295	2,916	(2,621)
Morgan Stanley	Annually	4.000%	Sterling Overnight Index Average	12/17/30	430,000		(2,389)	(487)	(1,902)
Morgan Stanley	Quarterly	3.500%	3 Month New Zealand Dollar Bank Bill Rate	12/17/30	570,000		5,301	2,371	2,930
Morgan Stanley	Semi-Annually	2.250%	6 Month Euribor	12/17/30	660,000		(5,723)	(5,271)	(452)
Morgan Stanley	Semi-Annually	2.500%	Canadian Overnight Index	12/17/30	230,000		(282)	(1,704)	1,422
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.000%	12/17/30	159,000,000		12,128	6,799	5,329
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.295%	08/02/34	68,953,489	JPY	7,925	71	7,854
Morgan Stanley	Annually	2.500%	Euro Short-Term Rate	08/15/34	510,000		2,836	264	2,572
Morgan Stanley	Annually	4.098%	SOFR-COMPOUND	06/25/35	890,000		5,178	(293)	5,471
Morgan Stanley	Semi-Annually	3 Month Australian Bill	4.250%	12/17/35	30,000		96	(129)	225
Morgan Stanley	Quarterly	4.000%	3 Month New Zealand Dollar Bank Bill Rate	12/17/35	220,000		2,872	1,261	1,611
Morgan Stanley	Annually	2.250%	Sterling Overnight Index Average	12/17/35	70,000		(1,302)	(721)	(581)
Morgan Stanley	Annually	SOFR-COMPOUND	3.750%	12/17/35	300,000		(2,368)	(1,849)	(519)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Morgan Stanley	Quarterly	2.750%	3 Month Stockholm Interbank Offered Rate	12/17/35	1,830,000		6	544	(538)
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	4.000%	12/17/35	410,000		285	(210)	495
Morgan Stanley	Annually	Swiss Average Rate Overnight	0.500%	12/17/35	50,000		(145)	(204)	59
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.250%	12/17/35	127,000,000		22,721	16,590	6,131
Morgan Stanley	Semi-Annually	2.750%	Canadian Overnight Index	12/17/35	80,000		(730)	(1,846)	1,116
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	12/17/35	100,000		2,071	2,009	62
Morgan Stanley	Semi-Annually	3.300%	6 Month Euribor	07/30/40	970,000		(979)	(863)	(116)
Morgan Stanley	Annually	2.160%	Tokyo Overnight Average Rate	08/02/44	80,527,571	JPY	(20,624)	(7,062)	(13,562)
Morgan Stanley	Semi-Annually	6 Month Euribor	3.000%	07/31/45	2,340,000		13,146	10,253	2,893
Morgan Stanley	Semi-Annually	2.600%	6 Month Euribor	07/29/55	1,570,000		(7,638)	(4,922)	(2,716)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.800%	08/13/55	380,000		5,758	2,223	3,535
Morgan Stanley	Annually	SOFR-COMPOUND	3.977%	11/08/55	230,000		(1,875)	(1,732)	(143)
Morgan Stanley	Annually	2.000%	Tokyo Overnight Average Rate	12/17/55	24,000,000		(17,071)	(17,753)	682
Morgan Stanley	Semi-Annually	6 Month Euribor	2.250%	12/17/55	170,000		26,384	26,556	(172)
Morgan Stanley	Annually	2.530%	Euro Short-Term Rate	03/20/56	360,000	EUR	(23,449)	(17,051)	(6,398)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.610%	03/20/56	360,000	EUR	25,831	19,387	6,444
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$5,773	$(13,484)	$19,257

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Morgan Stanley	CDX.NA.IG.42	Quarterly	Buy	1.00%	–	BBB	06/20/29	$1,517,314	$1,558,966	$1,549,276	$9,690
Morgan Stanley	CDX.NA.IG.43	Quarterly	Buy	1.00%	–	BBB	12/20/29	250,000	256,592	255,578	1,014
Morgan Stanley	CDX.NA.IG.44	Quarterly	Buy	1.00%	–	BBB	06/20/30	325,000	333,124	331,551	1,573
Morgan Stanley	CDX.NA.IG.45	Quarterly	Buy	1.00%	–	BBB	12/20/30	1,200,000	1,227,681	1,227,658	23
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$3,376,363	$3,364,063	$12,300

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/23/25	Morgan Stanley	67,691	NZD	40,133	USD	$(791)
12/08/25	Morgan Stanley	579,810	EUR	491,820	USD	(381)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(1,172)

EUR	-	Euro
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar